Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

11. Related Party Transactions

Fees Related to Management and Consulting Services

In 2005, the Company entered into a management services agreement with Sun Capital Partners Management IV, LLC, an affiliate of Sun Capital ("Sun Capital Management"). The management services agreement was amended on January 31, 2006. Pursuant to the terms of the agreement, as amended, Sun Capital Management has provided and will provide the Company with certain financial and management consulting services, subject to the supervision of the Company's Board of Directors. In exchange for these services, the Company will pay Sun Capital Management an annual management fee equal to the greater of $1.0 million or 2% of EBITDA (as defined in the management services agreement). On May 31, 2011, the management services agreement was replaced with a new consulting agreement (the "consulting agreement"), which will terminate on May 31, 2021. Pursuant to the terms of the consulting agreement, Sun Capital Management has provided and will provide the Company with certain financial and management consulting services, subject to the supervision of the Company's Board of Directors. In exchange for these services, the Company will pay Sun Capital Management an annual consulting fee equal to the greater of $3.0 million or 6% of EBITDA (as defined in the consulting agreement), not to exceed $6.0 million annually.

The Company incurred management and consultant fees and other related expenses under the management services and the consulting agreements of approximately $1.5 million and $576,000 during the three months ended September 30, 2011 and 2010, respectively, and approximately $3.0 million and $1.3 million during the nine months ended September 30, 2011 and 2010, respectively. Such fees are reflected in "Selling, general and administrative expenses" in the accompanying consolidated statements of operations.

The Company incurred approximately $12,000 for certain additional consulting fees from Sun Capital Management during each of the three months ended September 30, 2011 and 2010, and approximately $40,000 and $38,000 during the nine months ended September 30, 2011 and 2010, respectively.

Fees Related to Transactions

In addition to the above fees, in connection with any consulting services provided to the Company, its subsidiaries, or its stockholders with respect to certain corporate events, including, without limitation, refinancing, restructurings, equity or debt offerings, acquisitions, mergers, consolidations, business combinations, sales and divestitures, Sun Capital Management is entitled to 1.0% of the aggregate consideration paid (including liabilities assumed) in connection with the applicable corporate event as well as any customary and reasonable fees. The Company will also reimburse Sun Capital Management for all out-of-pocket expenses incurred in the performance of the services under the consulting agreement. The Company incurred management fees and other related expenses under the consulting agreement of approximately $1.6 million associated with the Recapitalization Transactions during the nine months ended September 30, 2011. These fees are included in "deferred financing costs" in the accompanying consolidated balance sheet. The Company incurred approximately $938,000 in management services under the agreement for management services related to the EMCS acquisition for the nine months ended September 30, 2010. In addition, the Company incurred approximately $234,000 in reimbursable expenses related to the EMCS acquisition during the nine months ended September 30, 2010, which were reimbursed during the second quarter of 2010. These fees are reflected in "selling, general, and administrative expenses" in the accompanying consolidated statements of operations.

Dividends Paid

As a result of the Recapitalization Transactions, a dividend of $150.0 million was paid to an affiliate of Sun Capital on May 31, 2011.

10. Related Party Transactions

Transactions with Affiliates of Sun Capital

In 2005, the Company entered into a management services agreement with Sun Capital Partners Management IV, LLC, an affiliate of Sun Capital ("Sun Capital Management"). The management services agreement was amended on January 31, 2006. Pursuant to the terms of the agreement, as amended, Sun Capital Management has provided and will provide the Company with certain financial and management consulting services, subject to the supervision of the Company's Board of Directors. In exchange for these services, the Company will pay Sun Capital Management an annual management fee equal to the greater of $1.0 million or 2% of EBITDA (as defined in the agreement).

In addition to this general management fee, in connection with any management services provided to the Company, its subsidiaries, or its stockholders with respect to certain corporate events, including, without limitation, refinancing, restructurings, equity or debt offerings, acquisitions, mergers, consolidations, business combinations, sales and divestitures, Sun Capital Management is entitled to 1.0% of the aggregate consideration paid (including liabilities assumed) in connection with the applicable corporate event as well as any customary and reasonable fees. During the year ended December 31, 2010, the Company incurred approximately $938,000 in management services under the agreement for management services related to the EMCS acquisition. The Company will also reimburse Sun Capital Management for all out-of-pocket expenses incurred in the performance of services under the agreement. During the year ended December 31, 2010, the Company incurred approximately $234,000 in reimbursable expenses related to the EMCS acquisition. No such expenses were incurred during the years ended December 31, 2009 and 2008 under this portion of the agreement.

During the years ended December 31, 2010, 2009 and 2008, the Company incurred management fees and other related expenses under the management services agreement of approximately $1.9 million, $1.4 million and $1.5 million, respectively.

The Company incurred approximately $47,000, $56,000 and $73,000 for the years ending December 31, 2010, 2009 and 2008, respectively, for certain consulting fees from Sun Capital Management.